DERIVATIVE INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Gains (losses) recognized in other comprehensive income (loss) (effective portion)	$ 127	$ (1,303)	$ 1,543
Other Comprehensive Income (Loss) [Member]
Description of Location of Gain (Loss) on Foreign Currency Cash Flow Hedge Derivatives in Financial Statements	Other comprehensive income (loss)	Other comprehensive income (loss)
Gains (losses) recognized in other comprehensive income (loss) (effective portion)	127	(1,303)
Other receivables and prepaid expenses [Member]
Description of Location of Foreign Currency Cash Flow Hedge Derivatives on Balance Sheet	Other receivables and prepaid expenses	Other receivables and prepaid expenses
Fair value of foreign exchange forward and options collar (cylinder) contracts	446	0
Other payables and accrued expenses [Member]
Description of Location of Foreign Currency Cash Flow Hedge Derivatives on Balance Sheet	Other payables and accrued expenses	Other payables and accrued expenses
Fair value of foreign exchange forward and options collar (cylinder) contracts	$ (319)	$ 0